Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Accounts receivable	$ 4,515	$ 4,567
Current portion of derivative assets	18,306	17,212
Derivative assets	89,685	145,347
Accrued liabilities	(10,902)	(10,887)
Current portion of derivative liabilities	(69,903)	(48,046)
Derivative liabilities	(159,320)	(248,249)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable	4,515	4,513
Current portion of derivative assets	16,906	16,927
Derivative assets	87,185	144,247
Accrued liabilities	(10,824)	(10,887)
Current portion of derivative liabilities	(69,389)	(48,046)
Derivative liabilities	(148,235)	(245,287)
Currency swap [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable		54
Current portion of derivative assets		285
Derivative assets
Accrued liabilities	(78)
Current portion of derivative liabilities	(514)
Derivative liabilities	(11,085)	(2,962)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable
Current portion of derivative assets	1,400
Derivative assets	2,500	1,100
Accrued liabilities
Current portion of derivative liabilities
Derivative liabilities